Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.87%
Biotechnology–23.63%
AbbVie, Inc.	256,924	$48,563,775
ADMA Biologics, Inc.(b)	370,869	6,935,250
Alnylam Pharmaceuticals, Inc.(b)	60,912	23,892,123
argenx SE, ADR (Netherlands)(b)	47,762	32,016,301
Ascendis Pharma A/S, ADR (Denmark)(b)	91,907	15,945,865
BridgeBio Pharma, Inc.(b)(c)	192,242	9,087,279
Caris Life Sciences, Inc.(b)	50,978	1,431,462
Exelixis, Inc.(b)	274,576	9,945,143
Gilead Sciences, Inc.	256,393	28,790,370
Halozyme Therapeutics, Inc.(b)	115,723	6,939,908
Insmed, Inc.(b)	117,123	12,564,955
Madrigal Pharmaceuticals, Inc.(b)(c)	13,250	4,008,258
Merus N.V. (Netherlands)(b)	84,307	5,584,496
Natera, Inc.(b)	87,586	11,706,745
Protagonist Therapeutics, Inc.(b)(c)	101,037	5,441,853
Rhythm Pharmaceuticals, Inc.(b)	14,900	1,269,927
Soleno Therapeutics, Inc.(b)(c)	50,269	4,346,760
Twist Bioscience Corp.(b)	104,232	3,499,068
Vericel Corp.(b)(c)	46,970	1,641,132
Vertex Pharmaceuticals, Inc.(b)	80,287	36,680,722
		270,291,392
Health Care Distributors–6.80%
Cencora, Inc.	168,447	48,189,318
McKesson Corp.	42,633	29,567,691
		77,757,009
Health Care Equipment–27.18%
Abbott Laboratories	317,753	40,097,251
Boston Scientific Corp.(b)	1,059,953	111,210,269
Edwards Lifesciences Corp.(b)	52,225	4,141,965
Glaukos Corp.(b)(c)	24,667	2,123,582
IDEXX Laboratories, Inc.(b)	24,602	13,145,095
Insulet Corp.(b)	58,519	16,876,880
Integer Holdings Corp.(b)	29,755	3,228,715
Intuitive Surgical, Inc.(b)	68,591	32,998,444
iRhythm Technologies, Inc.(b)	37,389	5,241,190
LeMaitre Vascular, Inc.	42,804	3,477,397
Penumbra, Inc.(b)	20,915	5,276,227
PROCEPT BioRobotics Corp.(b)(c)	35,105	1,702,943
ResMed, Inc.	46,757	12,715,098
Stryker Corp.	149,541	58,729,237
		310,964,293
Health Care Facilities–5.45%
Encompass Health Corp.	208,381	22,944,832
HCA Healthcare, Inc.	47,503	16,815,587
Tenet Healthcare Corp.(b)	140,090	22,593,715
		62,354,134
Health Care REITs–2.21%
Welltower, Inc., REIT	153,114	25,274,528
Health Care Services–4.83%
BrightSpring Health Services, Inc.(b)(c)	376,280	7,770,182
Shares		Value
Health Care Services–(continued)
Cigna Group (The)	24,765	$6,621,666
GeneDx Holdings Corp.(b)(c)	57,541	5,866,305
Guardant Health, Inc.(b)	169,619	6,950,987
Labcorp Holdings, Inc.	68,315	17,767,365
Quest Diagnostics, Inc.	41,615	6,966,767
RadNet, Inc.(b)(c)	60,972	3,336,997
		55,280,269
Health Care Supplies–0.88%
Alcon AG	36,838	3,229,513
Lantheus Holdings, Inc.(b)	41,235	2,935,519
Merit Medical Systems, Inc.(b)	46,507	3,946,584
		10,111,616
Health Care Technology–1.03%
Certara, Inc.(b)(c)	95,337	938,116
Doximity, Inc., Class A(b)	54,720	3,214,800
Waystar Holding Corp.(b)	205,561	7,601,646
		11,754,562
Life Sciences Tools & Services–4.36%
BioLife Solutions, Inc.(b)	147,403	3,133,788
ICON PLC(b)	14,900	2,520,931
Lonza Group AG (Switzerland)	30,291	21,111,884
Medpace Holdings, Inc.(b)	5,588	2,387,194
Mettler-Toledo International, Inc.(b)	5,620	6,933,282
Repligen Corp.(b)	49,304	5,772,019
Thermo Fisher Scientific, Inc.	17,177	8,033,339
		49,892,437
Managed Health Care–3.15%
Alignment Healthcare, Inc.(b)	215,831	2,974,151
HealthEquity, Inc.(b)	131,434	12,749,098
UnitedHealth Group, Inc.	81,169	20,256,536
		35,979,785
Pharmaceuticals–16.35%
AstraZeneca PLC, ADR (United Kingdom)	330,190	24,133,587
Axsome Therapeutics, Inc.(b)	85,241	8,641,733
Eli Lilly and Co.	129,157	95,585,221
Ligand Pharmaceuticals, Inc.(b)(c)	38,923	5,121,488
Royalty Pharma PLC, Class A	336,711	12,390,965
Sandoz Group AG (Switzerland)	93,030	5,320,282
Sanofi S.A., ADR(c)	420,748	19,202,939
Tarsus Pharmaceuticals, Inc.(b)(c)	93,643	3,635,221
UCB S.A. (Belgium)	60,270	12,949,301
		186,980,737
Total Common Stocks & Other Equity Interests (Cost $744,355,127)		1,096,640,762
Money Market Funds–3.93%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	15,512,401	15,512,401
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	29,462,904	$29,462,904
Total Money Market Funds (Cost $44,975,305)		44,975,305
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $789,330,432)		1,141,616,067
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.95%
Invesco Private Government Fund, 4.32%(d)(e)(f)	9,056,289	9,056,289
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	24,665,153	$24,670,086
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,726,375)		33,726,375
TOTAL INVESTMENTS IN SECURITIES–102.75% (Cost $823,056,807)		1,175,342,442
OTHER ASSETS LESS LIABILITIES—(2.75)%		(31,456,547)
NET ASSETS–100.00%		$1,143,885,895
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,462,254	$85,445,289	$(83,395,142)	$-	$-	$15,512,401	$595,105
Invesco Treasury Portfolio, Institutional Class	25,655,488	158,684,109	(154,876,693)	-	-	29,462,904	1,121,506
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,755,690	138,786,167	(148,485,568)	-	-	9,056,289	418,396*
Invesco Private Prime Fund	48,919,544	300,088,766	(324,336,712)	3,296	(4,808)	24,670,086	1,116,440*
Total	$106,792,976	$683,004,331	$(711,094,115)	$3,296	$(4,808)	$78,701,680	$3,251,447

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,054,029,782	$42,610,980	$—	$1,096,640,762
Money Market Funds	44,975,305	33,726,375	—	78,701,680
Total Investments	$1,099,005,087	$76,337,355	$—	$1,175,342,442
Invesco Health Care Fund